Parent-Only Financial Statements, Parent-Only Statement of Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Other interest income		$ 3,308	$ 334	$ 954
Other income		2,238	3,734	3,847
Long-term debt		5,505	3,173	4,471
Noninterest expense		57,282	53,831	57,630
Income tax benefit		2,087	5,578	(1,157)
Wells Fargo net income		13,182	21,548	3,377
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Other interest income		2	1	3
Other income		(53)	(418)	(231)
Total income		19,298	21,412	43,645
Long-term debt		4,994	2,823	3,591
Noninterest expense		2,043	309	794
Total expense		8,161	3,221	4,540
Income before income tax benefit and equity in undistributed income of subsidiaries		11,137	18,191	39,105
Income tax benefit		(1,503)	(819)	(1,694)
Equity in undistributed income of subsidiaries		542	2,538	(37,422)
Wells Fargo net income		13,182	21,548	3,377
Parent Company [Member] | Subsidiary entity [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries	[1]	14,590	17,895	42,578
Interest income from subsidiaries		4,759	3,934	1,295
Parent Company [Member] | Subsidiary entity, non-bank [Member]
Condensed Financial Statements, Captions [Line Items]
Indebtedness to nonbank subsidiaries		1,124	89	155
Parent Company [Member] | Subsidiary entity, bank [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries		$ 14,500	$ 15,200	$ 1,800

[1]	Includes dividends paid from indirect bank subsidiaries of $14.5 billion, $15.2 billion and $1.8 billion in 2022, 2021 and 2020, respectively.